Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

As noted above, we do not grant equity awards to our named executive officers or other employees of the Company and therefore do not have a policy regarding the timing of grants of option awards in relation to the disclosure of material non-public information by the Company. If, in the future, we anticipate granting stock options, SARs or similar option-like instruments to our named executive officers or other employees of the Company, we expect to establish a policy and/or practice regarding how the Board determines when to grant such awards and how the Board or Compensation Committee will take material non-public information into account when determining the timing and terms of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	As noted above, we do not grant equity awards to our named executive officers or other employees of the Company and therefore do not have a policy regarding the timing of grants of option awards in relation to the disclosure of material non-public information by the Company. If, in the future, we anticipate granting stock options, SARs or similar option-like instruments to our named executive officers or other employees of the Company, we expect to establish a policy and/or practice regarding how the Board determines when to grant such awards
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not grant equity awards to our named executive officers or other employees of the Company and therefore do not have a policy regarding the timing of grants of option awards in relation to the disclosure of material non-public information by the Company.
MNPI Disclosure Timed for Compensation Value	false